CONVERTIBLE PREFERRED STOCK (Details)	1 Months Ended				12 Months Ended
	Jun. 30, 2015 USD ($) shares	May. 31, 2015 USD ($) shares	Aug. 31, 2013 shares	Jan. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Warrant $ / shares shares	Dec. 31, 2014 USD ($) shares	Jul. 23, 2015 shares
Class of Stock [Line Items]
Fair value of warrants | $					$ 626,317	$ 631,678
Preferred stock, shares authorized							75,000,000
Licensing fees | $					2,000,000
Series A- Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock value | $	$ 1,278,501
Preferred stock, shares issued	389,668
Preferred stock convertible ratio		20
Preferred stock subscribed by an officer and shareholder	10,667
Unpaid compensation value | $	$ 35,000
Notes payable and accrued interest converted into Series A Preferred Stock	41,603
Series A- Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		37,564,767
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock value | $					$ 442	$ 633,333
Number of warrants | Warrant					392,157
Preferred stock, shares authorized					37,564,767	75,000,000
Preferred stock, shares issued					441,938	248,366
Preferred stock subscribed by an officer and shareholder					10,667
Series A Convertible Preferred Stock [Member] | Convertible Preferred Stock Subject to Mandatory Redemption [Member]
Class of Stock [Line Items]
Preferred stock value | $				$ 1,000,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock convertible ratio		84967321
Licensing fees | $		$ 6,500,000
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		85
Common Stock [Member]
Class of Stock [Line Items]
Number of preferred stock purchased					304,785
Conversion of shares of preferred stock to common stock, shares	248,366				248,366
Notes payable and accrued interest converted into Series A Preferred Stock	234,735
Pre Reverse Stock Split [Member]
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)					3,700,000
Conversion of preferred stock, shares	21,111,111		12,222,222		21,111,111
Pre Reverse Stock Split [Member] | Series A- Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock value | $	$ 1,450,813
Preferred stock, shares issued	33,121,777	37,564,767
Preferred stock subscribed by an officer and shareholder	906,736
Notes payable and accrued interest converted into Series A Preferred Stock	3,536,254
Pre Reverse Stock Split [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		85
Pre Reverse Stock Split [Member] | Common Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to common stock			12,222,222
Notes payable and accrued interest converted into Series A Preferred Stock	19,952,489
Subscription Agreement [Member]
Class of Stock [Line Items]
Convertible preferred stock description					At any time before January 31, 2015, VerifyMe had the right, but not the obligation, to require the Company to repurchase all, but not less than all, of the capital stock of the Company and warrants exercisable for capital stock of the Company held by VerifyMe in exchange for the price originally paid by VerifyMe therefore upon the occurrence of any of the following events: (i) the consummation of any bona fide business acquisition, (ii) the incurrence of any indebtedness by the Company in an amount in excess of $2 million, (iii) the issuance or sale of any security having a preference on liquidation senior to Common Stock, or (iv) the sale by the Company of capital stock or warrants exercisable for its capital stock at a price below $0.03 per share.
Excess amount for incurring indebtedness | $					$ 2,000,000
Exercise price of capital stock or warrant | $ / shares					$ 0.03
Fair value of warrants | $				2,995,791
Verify Me [Member] | Subscription Agreement [Member] | Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Beneficial conversion feature at fair market value | $	$ 0					$ 800,000
Deemed dividend distribution | $				1,000,000
Verify Me [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Value of shares issued | $				$ 1,000,000
Exercise price | $ / shares				$ 0.12
Verify Me [Member] | Subscription Agreement [Member] | Pre Reverse Stock Split [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of preferred stock purchased				33,333,333
Verify Me [Member] | Subscription Agreement [Member] | Pre Reverse Stock Split [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)				33,333,333